Income Taxes (Details) - Schedule of valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of valuation allowance [Abstract]
Balance at beginning of the period	$ 37,287	$ 30,857	$ 19,503
Additions	17,912	7,402	11,649
Reversal	(99)	(972)	(295)
Balance at end of the period	$ 55,100	$ 37,287	$ 30,857